SEGMENTED INFORMATION - Summary of Operating Results by Segment (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenues		$ 989	$ 901	$ 2,114	$ 1,967
Other income		43	39	67	52
Direct operating costs	[1]	(419)	(308)	(903)	(612)
Share of revenue, other income and direct operating costs from equity-accounted investments		10	5	23	17
Management service costs		(22)	(32)	(43)	(68)
Interest expense		(277)	(254)	(575)	(502)
Current income taxes		(9)	(34)	(29)	(72)
Share of interest and cash taxes from equity-accounted investments		(5)	(2)	(6)	(4)
Share of Funds From Operations attributable to non-controlling interests		(91)	(120)	(210)	(381)
Depreciation		(312)	(327)	(657)	(633)
Foreign exchange and financial instruments gain (loss)		37	(7)	66	108
Deferred income tax recovery		3	16	(10)	(9)
Other		(24)	50	2	11
Dividends on BEPC exchangable shares		(64)	(61)	(129)	(119)
Remeasurement of BEPC exchangeable and class B shares		(277)	380	271	(683)
Share of loss from equity-accounted investments		(12)	(6)	(39)	(13)
Net income attributable to non-controlling interests		88	51	207	167
Net loss attributable to the partnership		(342)	291	149	(774)
Share earnings (loss) from equity-accounted investments		(7)	(3)	(22)	0
Net loss attributable to participating non-controlling interests		3	(69)	(3)	214
Total
Disclosure of operating segments [line items]
Revenues		440	416	950	885
Other income		74	47	94	62
Direct operating costs		(178)	(136)	(366)	(282)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		336	327	678	665
Management service costs		(22)	(32)	(43)	(68)
Interest expense		(91)	(90)	(187)	(180)
Current income taxes		(4)	(10)	(10)	(20)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		219	195	438	397
Depreciation
Foreign exchange and financial instruments gain (loss)
Deferred income tax recovery
Other
Dividends on BEPC exchangable shares
Remeasurement of BEPC exchangeable and class B shares
Share of loss from equity-accounted investments
Net income attributable to non-controlling interests
Net loss attributable to the partnership
Interest expense including dividends on class A exchangeable shares		341	315	704	621
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(15)	(9)	(37)	(24)
Other income		0	0	0	(3)
Direct operating costs		5	4	14	10
Share of revenue, other income and direct operating costs from equity-accounted investments		10	5	23	17
Adjusted EBITDA		0	0	0	0
Management service costs		0	0	0	0
Interest expense		5	2	6	4
Current income taxes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		(5)	(2)	(6)	(4)
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		0	0	0	0
Depreciation
Foreign exchange and financial instruments gain (loss)
Deferred income tax recovery
Other
Dividends on BEPC exchangable shares
Remeasurement of BEPC exchangeable and class B shares
Share of loss from equity-accounted investments
Net income attributable to non-controlling interests
Net loss attributable to the partnership
Non-controlling interests
Disclosure of operating segments [line items]
Revenues		564	494	1,201	1,106
Other income		(31)	(8)	(27)	(7)
Direct operating costs		(246)	(176)	(551)	(340)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		287	310	623	759
Management service costs		0	0	0	0
Interest expense		(191)	(166)	(394)	(326)
Current income taxes		(5)	(24)	(19)	(52)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		(91)	(120)	(210)	(381)
Funds From Operations		0	0	0	0
Depreciation
Foreign exchange and financial instruments gain (loss)
Deferred income tax recovery
Other
Dividends on BEPC exchangable shares
Remeasurement of BEPC exchangeable and class B shares
Share of loss from equity-accounted investments
Net income attributable to non-controlling interests
Net loss attributable to the partnership
Hydroelectric
Disclosure of operating segments [line items]
Revenues		631	570	1,302	1,265
Hydroelectric | Total
Disclosure of operating segments [line items]
Revenues		298	299	641	648
Other income		7	10	11	15
Direct operating costs		(130)	(110)	(254)	(221)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		175	199	398	442
Management service costs		0	0	0	0
Interest expense		(50)	(67)	(115)	(130)
Current income taxes		(2)	(7)	(8)	(16)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		123	125	275	296
Wind
Disclosure of operating segments [line items]
Revenues		147	124	366	295
Wind | Total
Disclosure of operating segments [line items]
Revenues		46	37	116	79
Other income		10	5	14	6
Direct operating costs		(18)	(10)	(45)	(20)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		38	32	85	65
Management service costs		0	0	0	0
Interest expense		(11)	(5)	(24)	(13)
Current income taxes		(2)	(2)	(2)	(2)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		25	25	59	50
Solar
Disclosure of operating segments [line items]
Revenues		162	143	345	290
Solar | Total
Disclosure of operating segments [line items]
Revenues		64	49	127	89
Other income		9	14	20	20
Direct operating costs		(15)	(7)	(36)	(19)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		58	56	111	90
Management service costs		0	0	0	0
Interest expense		(16)	(15)	(34)	(28)
Current income taxes		0	(1)	0	(2)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		42	40	77	60
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues		49	64	101	117
Distributed energy & sustainable solutions | Total
Disclosure of operating segments [line items]
Revenues		32	31	66	69
Other income		5	2	6	5
Direct operating costs		(13)	(7)	(27)	(20)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		24	26	45	54
Management service costs		0	0	0	0
Interest expense		(9)	(3)	(14)	(9)
Current income taxes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		15	23	31	45
Corporate | Total
Disclosure of operating segments [line items]
Revenues		0	0	0	0
Other income		43	16	43	16
Direct operating costs		(2)	(2)	(4)	(2)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		41	14	39	14
Management service costs		(22)	(32)	(43)	(68)
Interest expense		(5)	0	0	0
Current income taxes		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		$ 14	$ (18)	$ (4)	$ (54)

[1]	Direct operating costs exclude depreciation expense disclosed below.